Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Under Estimated Useful Life	The estimated useful lives of these assets are generally as follows:
Category	Estimated useful life
Machinery equipment	3 – 8 years
Other equipment	3 – 8 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Disafratueon of Revenue	The following table identifies the disaggregation of the Company’s revenue for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021		2022		2023
Sale of laser diode modules and related components	NT$	124,816	NT$	97,587	NT$	32,684
Others		1,317		4,851		156
Total	NT$	126,133	NT$	102,438	NT$	32,840
	For the years ended December 31,
	2021		2022		2023
Taiwan	NT$	4,521	NT$	10,006	NT$	1,659
Mainland China		105,432		75,246		20,515
Germany		12,979		14,926		7,488
Others		3,201		2,260		3,178
Total	NT$	126,133	NT$	102,438	NT$	32,840